PPM FUNDS 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606 312-634-2500

May 1, 2024

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PPM Funds (“Registrant”)
File Nos: 333-21579 and 811-23308

Dear Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended (“Securities Act”), in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the forms of the Prospectus and Statement of Additional Information, each dated April 30, 2024, for the Registrant that would have been filed under paragraph (c) of Rule 497 of the Securities Act do not differ from those contained in the most recent post-effective amendment (Amendment No. 12) to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 26, 2024 (Accession No. 0001999371-24-005230).

If you have any questions, please contact me at 312-843-5905.

Sincerely,

/s/ Mary T. Capasso

Mary T. Capasso
President, Chief Executive Officer and Chief Legal Officer